Quarterly Holdings Report
for
Fidelity® Investment Grade Bond Fund
November 30, 2023
IGB-NPRT1-0124
1.813259.119
Nonconvertible Bonds - 29.2%
	Principal Amount (a) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.:
2.55% 12/1/33	1,806	1,406
4.3% 2/15/30	34,036	32,202
Verizon Communications, Inc.:
2.987% 10/30/56	869	533
4.5% 8/10/33	3,429	3,206
4.862% 8/21/46	14,251	12,721
		50,068
Media - 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.8% 4/1/31	25,400	20,657
3.7% 4/1/51	15,400	9,530
3.85% 4/1/61	4,000	2,388
3.9% 6/1/52	7,000	4,478
4.8% 3/1/50	12,000	8,927
5.375% 5/1/47	22,326	18,055
5.75% 4/1/48	11,014	9,291
6.834% 10/23/55	7,000	6,668
Comcast Corp. 3.75% 4/1/40	622	507
Discovery Communications LLC:
3.625% 5/15/30	4,063	3,590
4.65% 5/15/50	10,998	8,305
Fox Corp.:
5.476% 1/25/39	1,366	1,248
5.576% 1/25/49	906	807
Magallanes, Inc.:
3.755% 3/15/27	5,285	4,987
4.054% 3/15/29	1,832	1,692
4.279% 3/15/32	5,334	4,705
5.05% 3/15/42	2,865	2,365
5.141% 3/15/52	27,262	21,789
Time Warner Cable LLC:
4.5% 9/15/42	544	403
5.5% 9/1/41	966	799
5.875% 11/15/40	7,077	6,118
6.55% 5/1/37	3,601	3,401
6.75% 6/15/39	6,233	5,944
7.3% 7/1/38	2,390	2,391
		149,045
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc.:
3.2% 3/15/27	5,750	5,360
3.8% 3/15/32	5,018	4,368
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	6,800	6,483
3.875% 4/15/30	20,000	18,370
		34,581
TOTAL COMMUNICATION SERVICES		233,694
CONSUMER DISCRETIONARY - 1.5%
Automobiles - 0.0%
General Motors Financial Co., Inc. 5.85% 4/6/30	3,042	3,033
Broadline Retail - 0.2%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	3,090	2,487
2.7% 2/9/41	16,100	10,195
		12,682
Household Durables - 0.4%
Lennar Corp.:
4.75% 11/29/27	15,563	15,248
5% 6/15/27	8,419	8,292
Toll Brothers Finance Corp.:
4.35% 2/15/28	2,908	2,765
4.875% 3/15/27	9,133	8,969
		35,274
Specialty Retail - 0.5%
AutoNation, Inc. 4.75% 6/1/30	909	843
AutoZone, Inc. 4% 4/15/30	21,631	20,016
Lowe's Companies, Inc.:
3.75% 4/1/32	2,515	2,250
4.25% 4/1/52	10,263	8,058
4.45% 4/1/62	10,550	8,166
		39,333
Textiles, Apparel & Luxury Goods - 0.4%
Tapestry, Inc.:
3.05% 3/15/32	20,094	15,024
7% 11/27/26	3,083	3,116
7.05% 11/27/25	1,143	1,157
7.35% 11/27/28	4,784	4,820
7.7% 11/27/30	4,784	4,850
7.85% 11/27/33	4,784	4,859
		33,826
TOTAL CONSUMER DISCRETIONARY		124,148
CONSUMER STAPLES - 1.1%
Beverages - 0.1%
Anheuser-Busch InBev Finance, Inc. 4.7% 2/1/36	4,168	3,972
Anheuser-Busch InBev Worldwide, Inc. 5.8% 1/23/59 (Reg. S)	8,567	8,947
		12,919
Food Products - 1.0%
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27	14,165	12,748
3% 5/15/32	14,250	11,105
3.625% 1/15/32	1,330	1,088
5.125% 2/1/28	4,285	4,160
5.5% 1/15/30	39,620	37,554
5.75% 4/1/33	8,830	8,338
Kraft Heinz Foods Co. 7.125% 8/1/39 (b)	5,618	6,220
		81,213
TOTAL CONSUMER STAPLES		94,132
ENERGY - 2.6%
Oil, Gas & Consumable Fuels - 2.6%
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30 (b)	1,258	1,263
6.036% 11/15/33 (b)	3,393	3,424
6.497% 8/15/43 (b)	1,014	1,026
6.544% 11/15/53 (b)	1,826	1,868
6.714% 8/15/63 (b)	1,093	1,128
DCP Midstream Operating LP 5.6% 4/1/44	1,707	1,590
Energy Transfer LP:
3.75% 5/15/30	2,274	2,040
4.95% 6/15/28	2,591	2,528
5% 5/15/50	18,683	15,761
5.25% 4/15/29	1,549	1,522
5.4% 10/1/47	1,426	1,255
5.8% 6/15/38	1,445	1,380
6% 6/15/48	1,441	1,370
6.125% 12/15/45	400	384
6.25% 4/15/49	1,064	1,047
Hess Corp.:
5.6% 2/15/41	22,554	22,683
7.125% 3/15/33	839	952
7.3% 8/15/31	1,023	1,155
7.875% 10/1/29	2,921	3,291
Kinder Morgan, Inc. 3.6% 2/15/51	18,000	12,140
MPLX LP:
4.8% 2/15/29	816	790
4.95% 9/1/32	7,989	7,565
5.5% 2/15/49	2,450	2,224
Occidental Petroleum Corp.:
6.45% 9/15/36	2,750	2,816
6.6% 3/15/46	3,032	3,107
7.5% 5/1/31	3,937	4,286
Ovintiv, Inc.:
5.15% 11/15/41	2,000	1,589
8.125% 9/15/30	3,357	3,708
Petroleos Mexicanos:
5.95% 1/28/31	2,610	1,945
6.49% 1/23/27	1,757	1,581
6.5% 3/13/27	5,805	5,215
6.75% 9/21/47	14,189	8,654
6.84% 1/23/30	5,979	4,819
6.95% 1/28/60	4,247	2,588
7.69% 1/23/50	70,161	46,440
Plains All American Pipeline LP/PAA Finance Corp. 3.55% 12/15/29	1,242	1,108
Sabine Pass Liquefaction LLC 4.5% 5/15/30	9,286	8,767
The Williams Companies, Inc.:
3.5% 11/15/30	9,960	8,843
4.65% 8/15/32	8,326	7,803
5.3% 8/15/52	1,888	1,716
Western Gas Partners LP:
4.65% 7/1/26	1,129	1,096
4.75% 8/15/28	781	750
5.25% 2/1/50	7,720	6,434
		211,651
FINANCIALS - 13.6%
Banks - 7.7%
Bank of America Corp.:
1.922% 10/24/31 (c)	20,000	15,635
2.299% 7/21/32 (c)	25,000	19,622
2.884% 10/22/30 (c)	50,000	42,948
4.183% 11/25/27	4,363	4,156
4.25% 10/22/26	23,937	23,139
5.015% 7/22/33 (c)	13,700	13,017
Barclays PLC:
2.852% 5/7/26 (c)	9,444	8,999
4.375% 1/12/26	2,821	2,739
4.836% 5/9/28	3,683	3,472
5.088% 6/20/30 (c)	11,424	10,487
5.2% 5/12/26	26,475	25,852
BNP Paribas SA 2.219% 6/9/26 (b)(c)	9,008	8,517
BPCE SA 4.875% 4/1/26 (b)	4,662	4,514
Citigroup, Inc.:
2.976% 11/5/30 (c)	50,000	43,253
4.075% 4/23/29 (c)	16,389	15,409
4.125% 7/25/28	4,363	4,082
4.3% 11/20/26	1,115	1,076
4.412% 3/31/31 (c)	21,454	19,888
4.45% 9/29/27	55,258	52,915
4.6% 3/9/26	5,613	5,481
5.3% 5/6/44	6,000	5,426
Citizens Financial Group, Inc. 2.638% 9/30/32	4,614	3,331
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(c)	2,250	1,927
HSBC Holdings PLC:
4.25% 3/14/24	905	900
4.95% 3/31/30	1,541	1,493
5.25% 3/14/44	656	588
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	836	826
5.71% 1/15/26 (b)	37,209	36,520
JPMorgan Chase & Co.:
2.956% 5/13/31 (c)	5,034	4,284
4.493% 3/24/31 (c)	17,000	16,073
5.717% 9/14/33 (c)	65,747	65,509
NatWest Group PLC:
3.073% 5/22/28 (c)	5,536	5,033
4.8% 4/5/26	12,145	11,906
5.125% 5/28/24	13,736	13,640
Rabobank Nederland 4.375% 8/4/25	3,024	2,933
Societe Generale:
1.038% 6/18/25 (b)(c)	50,000	48,514
1.488% 12/14/26 (b)(c)	13,930	12,607
4.25% 4/14/25 (b)	4,491	4,341
Wells Fargo & Co.:
3.196% 6/17/27 (c)	40,441	38,117
3.526% 3/24/28 (c)	11,202	10,503
4.3% 7/22/27	16,184	15,534
4.478% 4/4/31 (c)	15,500	14,465
Westpac Banking Corp. 4.11% 7/24/34 (c)	3,103	2,743
		642,414
Capital Markets - 2.6%
Ares Capital Corp.:
3.25% 7/15/25	42,008	39,767
3.875% 1/15/26	16,340	15,480
Blackstone Private Credit Fund 7.05% 9/29/25	10,049	10,156
Deutsche Bank AG 4.5% 4/1/25	8,603	8,344
Deutsche Bank AG New York Branch:
3.729% 1/14/32 (c)	8,509	6,699
4.1% 1/13/26	5,262	5,037
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	12,267	9,660
4.25% 10/21/25	7,670	7,470
6.75% 10/1/37	24,081	25,300
Morgan Stanley:
3.622% 4/1/31 (c)	35,865	31,829
5% 11/24/25	6,061	5,995
UBS Group AG:
1.494% 8/10/27 (b)(c)	7,599	6,751
2.593% 9/11/25 (b)(c)	9,092	8,835
3.75% 3/26/25	6,137	5,954
4.194% 4/1/31 (b)(c)	30,399	27,289
		214,566
Consumer Finance - 2.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.75% 1/30/26	10,220	9,347
2.45% 10/29/26	5,268	4,799
3% 10/29/28	5,518	4,863
3.3% 1/30/32	5,903	4,893
4.45% 4/3/26	2,472	2,403
6.5% 7/15/25	4,349	4,370
Ally Financial, Inc.:
4.625% 3/30/25	2,237	2,187
5.8% 5/1/25	19,772	19,624
7.1% 11/15/27	9,050	9,228
8% 11/1/31	3,172	3,362
Capital One Financial Corp.:
3.65% 5/11/27	15,715	14,595
3.8% 1/31/28	6,614	6,086
4.985% 7/24/26 (c)	8,087	7,894
5.247% 7/26/30 (c)	10,430	9,810
7.624% 10/30/31 (c)	7,729	8,078
Discover Financial Services:
3.95% 11/6/24	1,184	1,158
4.1% 2/9/27	8,206	7,618
4.5% 1/30/26	3,562	3,448
6.7% 11/29/32	1,995	1,980
Ford Motor Credit Co. LLC:
4.063% 11/1/24	18,137	17,712
5.584% 3/18/24	4,908	4,898
Synchrony Financial:
3.95% 12/1/27	5,215	4,685
4.25% 8/15/24	7,369	7,245
4.375% 3/19/24	5,520	5,488
5.15% 3/19/29	7,283	6,734
		172,505
Financial Services - 0.6%
Brixmor Operating Partnership LP:
4.05% 7/1/30	6,803	6,104
4.125% 6/15/26	3,253	3,110
4.125% 5/15/29	12,222	11,147
Corebridge Financial, Inc.:
3.9% 4/5/32	4,093	3,583
4.35% 4/5/42	931	747
4.4% 4/5/52	2,754	2,147
Jackson Financial, Inc.:
3.125% 11/23/31	955	760
5.17% 6/8/27	3,740	3,633
5.67% 6/8/32	4,017	3,898
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)	4,907	4,894
Pine Street Trust I 4.572% 2/15/29 (b)	4,516	4,187
Pine Street Trust II 5.568% 2/15/49 (b)	4,529	3,834
		48,044
Insurance - 0.6%
Five Corners Funding Trust II 2.85% 5/15/30 (b)	13,114	11,210
Liberty Mutual Group, Inc. 3.95% 5/15/60 (b)	10,260	6,749
Lincoln National Corp. 3.4% 1/15/31	9,415	7,857
Pacific LifeCorp 5.125% 1/30/43 (b)	1,657	1,475
Pricoa Global Funding I 5.375% 5/15/45 (c)	1,988	1,921
Prudential Financial, Inc.:
3.935% 12/7/49	2,764	2,095
6% 9/1/52 (c)	14,201	13,421
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	600	562
Unum Group:
4% 6/15/29	3,614	3,325
5.75% 8/15/42	1,024	923
		49,538
TOTAL FINANCIALS		1,127,067
HEALTH CARE - 2.3%
Biotechnology - 0.2%
Amgen, Inc.:
5.25% 3/2/33	4,736	4,688
5.6% 3/2/43	4,499	4,403
5.65% 3/2/53	2,236	2,205
5.75% 3/2/63	4,076	3,989
		15,285
Health Care Providers & Services - 0.8%
Centene Corp.:
2.45% 7/15/28	12,745	11,051
2.625% 8/1/31	5,945	4,732
3.375% 2/15/30	5,110	4,419
4.25% 12/15/27	5,450	5,145
4.625% 12/15/29	8,470	7,866
HCA Holdings, Inc.:
3.5% 9/1/30	3,895	3,425
3.625% 3/15/32	1,074	927
5.625% 9/1/28	4,885	4,898
5.875% 2/1/29	3,803	3,837
Sabra Health Care LP 3.2% 12/1/31	12,177	9,524
Toledo Hospital 5.325% 11/15/28	1,513	1,340
Universal Health Services, Inc. 2.65% 10/15/30	10,442	8,494
		65,658
Pharmaceuticals - 1.3%
Bayer U.S. Finance II LLC:
4.25% 12/15/25 (b)	43,242	41,674
4.375% 12/15/28 (b)	58,400	54,098
Elanco Animal Health, Inc. 6.65% 8/28/28 (c)	905	904
Utah Acquisition Sub, Inc. 3.95% 6/15/26	1,304	1,243
Viatris, Inc.:
2.7% 6/22/30	6,115	4,967
3.85% 6/22/40	2,664	1,847
4% 6/22/50	4,600	2,981
		107,714
TOTAL HEALTH CARE		188,657
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.3%
BAE Systems PLC 3.4% 4/15/30 (b)	2,547	2,276
The Boeing Co.:
5.15% 5/1/30	14,840	14,703
5.805% 5/1/50	4,840	4,721
5.93% 5/1/60	4,840	4,698
		26,398
Building Products - 0.0%
Carrier Global Corp.:
5.9% 3/15/34 (b)	922	949
6.2% 3/15/54 (b)	956	1,011
		1,960
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
3.375% 7/1/25	7,888	7,569
3.75% 6/1/26	15,000	14,276
		21,845
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd.:
3.25% 2/15/27 (b)	7,484	6,770
3.95% 7/1/24 (b)	5,580	5,485
4.375% 5/1/26 (b)	4,949	4,711
5.25% 5/15/24 (b)	3,116	3,095
6.375% 5/4/28 (b)	7,943	7,921
		27,982
TOTAL INDUSTRIALS		78,185
INFORMATION TECHNOLOGY - 0.9%
Electronic Equipment, Instruments & Components - 0.0%
Dell International LLC/EMC Corp. 6.2% 7/15/30	2,284	2,377
Semiconductors & Semiconductor Equipment - 0.7%
Broadcom, Inc.:
1.95% 2/15/28 (b)	2,435	2,137
2.45% 2/15/31 (b)	20,716	17,033
2.6% 2/15/33 (b)	20,716	16,311
3.5% 2/15/41 (b)	16,728	12,486
3.75% 2/15/51 (b)	7,851	5,719
		53,686
Software - 0.2%
Oracle Corp.:
2.95% 4/1/30	6,400	5,608
3.6% 4/1/50	6,370	4,448
3.85% 4/1/60	6,400	4,396
		14,452
TOTAL INFORMATION TECHNOLOGY		70,515
MATERIALS - 0.1%
Chemicals - 0.1%
Celanese U.S. Holdings LLC:
6.35% 11/15/28	4,423	4,519
6.55% 11/15/30	4,484	4,598
6.7% 11/15/33	2,619	2,714
		11,831
REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	6,718	5,073
4.9% 12/15/30	4,519	4,327
American Homes 4 Rent LP:
2.375% 7/15/31	977	766
3.375% 7/15/51	1,510	934
3.625% 4/15/32	3,763	3,225
4.3% 4/15/52	2,608	1,943
Boston Properties, Inc.:
3.25% 1/30/31	4,526	3,668
4.5% 12/1/28	2,824	2,595
Corporate Office Properties LP:
2% 1/15/29	747	591
2.25% 3/15/26	2,339	2,146
2.75% 4/15/31	2,202	1,684
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	1,129	958
3.5% 8/1/26	1,176	1,106
Hudson Pacific Properties LP 4.65% 4/1/29	6,288	4,663
Invitation Homes Operating Partnership LP 4.15% 4/15/32	5,643	4,936
Kimco Realty OP, LLC 2.25% 12/1/31	9,524	7,385
Kite Realty Group Trust:
4% 3/15/25	8,142	7,845
4.75% 9/15/30	13,258	12,070
LXP Industrial Trust (REIT):
2.7% 9/15/30	2,571	2,050
4.4% 6/15/24	599	591
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	8,532	6,523
3.375% 2/1/31	4,780	3,878
3.625% 10/1/29	5,204	4,435
4.5% 1/15/25	1,271	1,242
4.5% 4/1/27	452	424
4.75% 1/15/28	7,132	6,657
5.25% 1/15/26	2,371	2,308
Piedmont Operating Partnership LP 2.75% 4/1/32	1,917	1,270
Realty Income Corp.:
2.2% 6/15/28	1,146	998
2.85% 12/15/32	1,410	1,142
3.25% 1/15/31	1,277	1,109
3.4% 1/15/28	1,957	1,815
Retail Opportunity Investments Partnership LP:
4% 12/15/24	405	394
5% 12/15/23	312	312
Simon Property Group LP 2.45% 9/13/29	1,897	1,622
SITE Centers Corp.:
3.625% 2/1/25	967	934
4.25% 2/1/26	1,683	1,622
Store Capital Corp.:
2.75% 11/18/30	2,849	2,090
4.625% 3/15/29	1,396	1,215
Sun Communities Operating LP:
2.3% 11/1/28	2,169	1,844
2.7% 7/15/31	5,600	4,435
Ventas Realty LP:
2.5% 9/1/31	16,206	12,781
3% 1/15/30	6,770	5,750
4% 3/1/28	1,358	1,267
4.125% 1/15/26	630	609
4.75% 11/15/30	10,898	10,183
VICI Properties LP:
4.375% 5/15/25	963	938
4.75% 2/15/28	7,611	7,214
4.95% 2/15/30	9,911	9,216
5.125% 5/15/32	998	919
Vornado Realty LP:
2.15% 6/1/26	2,457	2,128
3.4% 6/1/31	8,887	6,354
WP Carey, Inc.:
3.85% 7/15/29	1,045	945
4% 2/1/25	1,479	1,447
		174,576
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP:
3.95% 11/15/27	2,767	2,396
4.1% 10/1/24	2,463	2,388
4.55% 10/1/29	1,135	937
7.8% 3/15/28	8,285	7,936
CBRE Group, Inc.:
2.5% 4/1/31	7,642	6,111
4.875% 3/1/26	4,953	4,851
Tanger Properties LP:
2.75% 9/1/31	5,725	4,380
3.125% 9/1/26	1,660	1,528
3.875% 7/15/27	6,943	6,252
		36,779
TOTAL REAL ESTATE		211,355
UTILITIES - 0.8%
Electric Utilities - 0.1%
Cleco Corporate Holdings LLC 3.375% 9/15/29	2,932	2,499
DPL, Inc. 4.35% 4/15/29	2,835	2,569
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	1,869	1,508
2.775% 1/7/32 (b)	5,941	4,525
		11,101
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (b)	661	666
Independent Power and Renewable Electricity Producers - 0.3%
The AES Corp.:
2.45% 1/15/31	5,591	4,512
3.3% 7/15/25 (b)	10,148	9,688
3.95% 7/15/30 (b)	8,852	7,871
		22,071
Multi-Utilities - 0.4%
NiSource, Inc.:
2.95% 9/1/29	19,262	17,038
5.95% 6/15/41	1,097	1,074
Puget Energy, Inc.:
4.1% 6/15/30	3,951	3,526
4.224% 3/15/32	7,271	6,367
Sempra 6% 10/15/39	1,733	1,727
WEC Energy Group, Inc. CME Term SOFR 3 Month Index + 2.110% 7.7538% 5/15/67 (c)(d)	1,164	1,014
		30,746
TOTAL UTILITIES		64,584
TOTAL NONCONVERTIBLE BONDS (Cost $2,740,067)		2,415,819

U.S. Treasury Obligations - 36.2%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Treasury Bonds:
2.25% 2/15/52	58,500	37,271
2.375% 5/15/51	505,229	331,912
2.875% 5/15/52	224,700	165,023
3.625% 2/15/53	157,354	134,261
4.375% 8/15/43	17,740	16,956
4.75% 11/15/53	55,400	57,590
U.S. Treasury Notes:
3.125% 11/15/28	38,238	36,165
3.375% 5/15/33	361,500	334,049
3.5% 1/31/30	98,900	94,256
3.5% 4/30/30	154,100	146,624
3.5% 2/15/33	424,500	396,713
3.625% 3/31/30	162,200	155,471
3.75% 6/30/30	122,500	118,146
3.875% 12/31/29	78,700	76,600
3.875% 8/15/33	26,768	25,743
4% 10/31/29	188,000	184,358
4% 2/28/30	237,100	232,201
4.125% 7/31/28	137,400	136,257
4.125% 11/15/32	15,100	14,823
4.5% 11/15/33	289,700	293,276
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,316,355)		2,987,695

U.S. Government Agency - Mortgage Securities - 31.2%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 2.5%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.360% 5.615% 10/1/35 (c)(d)	20	20
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.440% 3.945% 4/1/37 (c)(d)	5	5
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.460% 5.183% 1/1/35 (c)(d)	11	11
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.470% 5.058% 10/1/33 (c)(d)	1	1
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.480% 5.73% 7/1/34 (c)(d)	1	1
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 4.755% 1/1/35 (c)(d)	7	7
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.510% 7.024% 2/1/33 (c)(d)	1	1
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 4.785% 12/1/34 (c)(d)	3	3
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 4.844% 3/1/35 (c)(d)	3	3
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 3.985% 2/1/44 (c)(d)	4	4
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.232% 5/1/44 (c)(d)	4	4
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.803% 6/1/36 (c)(d)	12	12
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.29% 9/1/33 (c)(d)	86	87
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.301% 10/1/33 (c)(d)	2	2
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 4.065% 3/1/37 (c)(d)	38	38
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 4.367% 2/1/44 (c)(d)	8	8
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 7.103% 7/1/35 (c)(d)	2	2
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.570% 4.164% 4/1/44 (c)(d)	14	14
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.580% 3.83% 1/1/44 (c)(d)	7	8
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.580% 4.08% 4/1/44 (c)(d)	5	5
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.620% 4.992% 3/1/33 (c)(d)	32	32
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.630% 5.815% 9/1/36 (c)(d)	3	3
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 3.895% 6/1/47 (c)(d)	52	53
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 4.999% 11/1/36 (c)(d)	14	14
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 5.864% 5/1/35 (c)(d)	9	9
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.680% 4.872% 7/1/43 (c)(d)	77	78
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.700% 5.143% 6/1/42 (c)(d)	52	53
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 4.375% 3/1/40 (c)(d)	36	37
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.740% 5.47% 5/1/36 (c)(d)	16	17
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 4.617% 7/1/35 (c)(d)	25	25
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 8/1/41 (c)(d)	15	15
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.770% 3.995% 2/1/37 (c)(d)	83	85
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 4.055% 1/1/42 (c)(d)	183	187
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 5.724% 12/1/40 (c)(d)	284	288
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.05% 7/1/41 (c)(d)	23	23
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 4.06% 12/1/39 (c)(d)	3	3
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 4.304% 2/1/42 (c)(d)	109	111
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.051% 7/1/41 (c)(d)	40	41
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.068% 9/1/41 (c)(d)	20	20
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.820% 4.296% 2/1/35 (c)(d)	13	13
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.830% 6.08% 10/1/41 (c)(d)	17	17
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.850% 4.429% 4/1/36 (c)(d)	65	66
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.890% 5.055% 8/1/35 (c)(d)	57	58
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 5.771% 7/1/37 (c)(d)	15	15
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.960% 5.418% 9/1/35 (c)(d)	1	1
U.S. TREASURY 1 YEAR INDEX + 2.180% 5.643% 7/1/36 (c)(d)	8	8
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.583% 3/1/35 (c)(d)	4	4
U.S. TREASURY 1 YEAR INDEX + 2.270% 6.395% 6/1/36 (c)(d)	7	7
U.S. TREASURY 1 YEAR INDEX + 2.280% 6.404% 10/1/33 (c)(d)	7	7
U.S. TREASURY 1 YEAR INDEX + 2.460% 5.864% 7/1/34 (c)(d)	9	9
1.5% 9/1/35 to 11/1/41	13,220	10,581
2% 2/1/28 to 10/1/52	34,237	27,931
2.5% 1/1/29 to 5/1/53 (e)(f)	57,320	49,224
3% 12/1/28 to 2/1/52	30,141	26,584
3.25% 12/1/41	12	11
3.4% 7/1/42 to 9/1/42	119	107
3.5% 9/1/33 to 3/1/52	23,640	21,512
3.65% 5/1/42 to 8/1/42	50	46
3.9% 4/1/42	14	13
4% 3/1/36 to 4/1/49	15,811	14,771
4.025% 5/1/42	17	16
4.25% 11/1/41	22	21
4.5% to 4.5% 6/1/24 to 8/1/52	13,398	12,849
5% 10/1/29 to 12/1/52	11,518	11,222
5.283% 8/1/41 (c)	185	183
5.5% 8/1/25 to 7/1/53 (e)	8,668	8,590
6% to 6% 9/1/29 to 6/1/53	6,709	6,819
6.5% 1/1/26 to 10/1/53	17,287	17,636
6.697% 2/1/39 (c)	91	92
7% to 7% 2/1/24 to 7/1/37	80	83
7.5% to 7.5% 7/1/25 to 11/1/31	48	50
8% 3/1/37	4	5
TOTAL FANNIE MAE		209,881
Freddie Mac - 1.3%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.120% 4.424% 8/1/37 (c)(d)	9	9
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.320% 3.575% 1/1/36 (c)(d)	21	21
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.370% 4.527% 3/1/36 (c)(d)	18	19
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 4.632% 3/1/36 (c)(d)	11	11
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.660% 4.04% 7/1/36 (c)(d)	69	70
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.660% 5.165% 1/1/37 (c)(d)	17	17
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.660% 7.04% 7/1/35 (c)(d)	12	12
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 5.182% 12/1/40 (c)(d)	102	104
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 7/1/41 (c)(d)	24	25
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 9/1/41 (c)(d)	323	325
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.860% 5.239% 4/1/36 (c)(d)	7	7
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 5.255% 4/1/41 (c)(d)	8	8
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 5.368% 10/1/36 (c)(d)	121	122
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 6.13% 9/1/41 (c)(d)	27	27
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 6.13% 10/1/41 (c)(d)	194	196
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.900% 5.731% 10/1/42 (c)(d)	134	136
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.213% 5/1/41 (c)(d)	57	58
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.568% 5/1/41 (c)(d)	65	66
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.698% 6/1/41 (c)(d)	62	63
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 6.16% 6/1/41 (c)(d)	20	20
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.990% 5.435% 10/1/35 (c)(d)	61	62
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.010% 7.885% 5/1/37 (c)(d)	12	12
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 4.936% 4/1/38 (c)(d)	6	6
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 7.385% 6/1/37 (c)(d)	25	26
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.030% 6.158% 3/1/33 (c)(d)	0	0
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.040% 6.256% 7/1/36 (c)(d)	53	53
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.200% 4.45% 12/1/36 (c)(d)	9	9
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.680% 8.319% 10/1/35 (c)(d)	10	10
U.S. TREASURY 1 YEAR INDEX + 2.030% 4.951% 6/1/33 (c)(d)	85	85
U.S. TREASURY 1 YEAR INDEX + 2.230% 5.064% 4/1/34 (c)(d)	28	28
U.S. TREASURY 1 YEAR INDEX + 2.260% 5.216% 6/1/33 (c)(d)	23	23
U.S. TREASURY 1 YEAR INDEX + 2.430% 5.86% 3/1/35 (c)(d)	42	43
U.S. TREASURY 1 YEAR INDEX + 2.540% 5.875% 7/1/35 (c)(d)	47	48
1.5% 10/1/35 to 12/1/50	6,216	5,223
2% 6/1/35 to 2/1/52	16,126	13,580
2.5% 5/1/30 to 8/1/52	16,189	13,990
3% 6/1/31 to 1/1/52	9,222	8,075
3.5% 3/1/32 to 2/1/52	25,427	23,176
4% 1/1/36 to 2/1/50	14,804	13,852
4% 4/1/48	8	7
4.5% 6/1/25 to 10/1/48	6,786	6,518
5% 8/1/33 to 1/1/53	10,639	10,384
5.5% 10/1/52 to 5/1/53	5,611	5,560
6% 1/1/24 to 7/1/53	2,880	2,920
6.5% 5/1/26 to 9/1/53	1,040	1,069
7% 3/1/26 to 9/1/36	76	79
7.5% 6/1/26 to 11/1/31	1	1
8% 7/1/24 to 4/1/32	2	3
8.5% 1/1/25 to 9/1/29	2	2
TOTAL FREDDIE MAC		106,160
Ginnie Mae - 2.8%
3.5% 9/20/40 to 12/20/49	8,531	7,743
4% 7/15/39 to 5/20/49	7,240	6,772
4.5% 6/20/33 to 8/15/41	5,289	5,078
5% 12/15/32 to 4/20/48	3,170	3,135
5.5% 6/15/33 to 9/15/39	202	205
6% to 6% 10/15/30 to 5/15/40	1,498	1,534
7% to 7% 3/15/24 to 11/15/32	166	171
7.5% to 7.5% 6/15/24 to 9/15/31	40	41
8% 2/15/24 to 11/15/29	6	6
8.5% 11/15/27 to 1/15/31	2	2
2% 12/20/50 to 4/20/51	1,904	1,540
2% 12/1/53 (g)	11,900	9,610
2% 12/1/53 (g)	17,750	14,334
2% 12/1/53 (g)	8,000	6,460
2% 12/1/53 (g)	6,150	4,966
2% 12/1/53 (g)	4,780	3,860
2% 12/1/53 (g)	800	646
2% 12/1/53 (g)	2,900	2,342
2% 12/1/53 (g)	1,000	808
2% 1/1/54 (g)	10,500	8,492
2% 1/1/54 (g)	6,100	4,933
2% 1/1/54 (g)	12,050	9,745
2% 1/1/54 (g)	9,000	7,279
2% 1/1/54 (g)	3,300	2,669
2.5% 7/20/51 to 12/20/51	2,211	1,849
2.5% 12/1/53 (g)	4,300	3,593
2.5% 12/1/53 (g)	11,200	9,359
2.5% 12/1/53 (g)	8,600	7,186
2.5% 12/1/53 (g)	3,425	2,862
2.5% 12/1/53 (g)	6,125	5,118
2.5% 1/1/54 (g)	13,050	10,918
2.5% 1/1/54 (g)	17,200	14,390
3% 5/15/42 to 2/20/50	3,400	2,994
3% 12/1/53 (g)	5,050	4,374
3% 12/1/53 (g)	2,550	2,208
3% 12/1/53 (g)	7,725	6,690
3% 12/1/53 (g)	2,050	1,775
3% 12/1/53 (g)	250	217
3% 12/1/53 (g)	4,550	3,941
3% 1/1/54 (g)	10,300	8,930
3% 1/1/54 (g)	6,600	5,722
3.5% 12/1/53 (g)	2,100	1,878
3.5% 12/1/53 (g)	1,450	1,297
3.5% 1/1/54 (g)	1,350	1,209
3.5% 1/1/54 (g)	1,325	1,186
5.47% 8/20/59 (c)(h)	1	1
5.5% 12/1/53 (g)	11,725	11,649
5.5% 12/1/53 (g)	2,350	2,335
5.5% 12/1/53 (g)	2,525	2,509
5.5% 1/1/54 (g)	8,250	8,194
6.5% 3/20/31 to 6/15/37	56	58
6.5% 12/1/53 (g)	900	915
6.5% 12/1/53 (g)	900	915
6.5% 12/1/53 (g)	1,300	1,322
6.5% 12/1/53 (g)	375	381
6.5% 12/1/53 (g)	2,225	2,263
6.5% 1/1/54 (g)	2,225	2,261
TOTAL GINNIE MAE		232,870
Uniform Mortgage Backed Securities - 24.6%
2% 12/1/53 (g)	9,700	7,546
2% 12/1/53 (g)	9,700	7,546
2% 12/1/53 (g)	29,150	22,678
2% 12/1/53 (g)	15,100	11,747
2% 12/1/53 (g)	34,550	26,879
2% 12/1/53 (g)	8,200	6,379
2% 12/1/53 (g)	43,900	34,153
2% 12/1/53 (g)	7,850	6,107
2% 12/1/53 (g)	51,175	39,813
2% 12/1/53 (g)	7,950	6,185
2% 12/1/53 (g)	43,500	33,842
2% 12/1/53 (g)	6,750	5,251
2% 12/1/53 (g)	38,350	29,835
2% 12/1/53 (g)	5,975	4,648
2% 12/1/53 (g)	10,325	8,033
2% 12/1/53 (g)	66,500	51,735
2% 12/1/53 (g)	50,725	39,463
2% 12/1/53 (g)	7,900	6,146
2% 12/1/53 (g)	21,225	16,513
2% 12/1/53 (g)	6,750	5,251
2% 12/1/53 (g)	7,900	6,146
2% 12/1/53 (g)	18,275	14,217
2% 12/1/53 (g)	117,675	91,548
2% 1/1/54 (g)	151,000	117,686
2% 1/1/54 (g)	54,500	42,476
2% 1/1/54 (g)	3,150	2,455
2% 1/1/54 (g)	4,750	3,702
2% 1/1/54 (g)	18,100	14,107
2% 1/1/54 (g)	53,200	41,463
2% 1/1/54 (g)	13,800	10,755
2% 1/1/54 (g)	4,675	3,644
2% 1/1/54 (g)	44,550	34,721
2% 1/1/54 (g)	14,100	10,989
2.5% 12/1/53 (g)	31,400	25,466
2.5% 12/1/53 (g)	81,250	65,895
2.5% 12/1/53 (g)	8,150	6,610
2.5% 12/1/53 (g)	79,550	64,516
2.5% 12/1/53 (g)	8,000	6,488
2.5% 12/1/53 (g)	39,850	32,319
2.5% 12/1/53 (g)	4,000	3,244
2.5% 12/1/53 (g)	23,850	19,343
2.5% 12/1/53 (g)	2,400	1,946
2.5% 12/1/53 (g)	79,500	64,476
2.5% 12/1/53 (g)	8,000	6,488
2.5% 12/1/53 (g)	46,300	37,550
2.5% 12/1/53 (g)	4,675	3,791
2.5% 1/1/54 (g)	176,200	143,135
2.5% 1/1/54 (g)	33,500	27,214
3% 12/1/53 (g)	18,400	15,534
3% 12/1/53 (g)	13,700	11,566
3% 12/1/53 (g)	3,400	2,870
3% 12/1/53 (g)	2,750	2,322
3% 12/1/53 (g)	9,150	7,725
3% 12/1/53 (g)	84,750	71,548
3% 12/1/53 (g)	88,425	74,650
3% 12/1/53 (g)	9,550	8,062
3% 12/1/53 (g)	87,700	74,038
3% 12/1/53 (g)	9,450	7,978
3% 12/1/53 (g)	10,525	8,885
3% 12/1/53 (g)	1,600	1,351
3% 12/1/53 (g)	14,050	11,861
3% 12/1/53 (g)	2,125	1,794
3% 12/1/53 (g)	425	359
3% 12/1/53 (g)	2,750	2,322
3% 12/1/53 (g)	600	507
3% 12/1/53 (g)	1,550	1,309
3% 12/1/53 (g)	8,950	7,556
3% 12/1/53 (g)	88,425	74,650
3% 12/1/53 (g)	2,750	2,322
3% 12/1/53 (g)	425	359
3% 12/1/53 (g)	24,575	20,747
3% 12/1/53 (g)	2,175	1,836
3% 12/1/53 (g)	2,400	2,026
3% 1/1/54 (g)	129,900	109,811
3% 1/1/54 (g)	31,900	26,967
3% 1/1/54 (g)	52,200	44,127
3% 1/1/54 (g)	12,750	10,778
3% 1/1/54 (g)	19,500	16,484
3% 1/1/54 (g)	4,750	4,015
3% 1/1/54 (g)	48,450	40,957
3% 1/1/54 (g)	11,850	10,017
3.5% 12/1/53 (g)	12,400	10,882
3.5% 12/1/53 (g)	6,700	5,880
3.5% 12/1/53 (g)	3,350	2,940
3.5% 12/1/53 (g)	3,400	2,984
3.5% 1/1/54 (g)	6,900	6,060
3.5% 1/1/54 (g)	7,850	6,895
4% 12/1/53 (g)	4,450	4,043
4% 12/1/53 (g)	5,050	4,588
4.5% 12/1/53 (g)	4,325	4,053
4.5% 1/1/54 (g)	1,900	1,782
5% 12/1/38 (g)	4,450	4,337
5% 12/1/38 (g)	2,000	1,949
5.5% 12/1/53 (g)	775	764
5.5% 12/1/53 (g)	1,875	1,849
5.5% 12/1/53 (g)	4,400	4,338
6.5% 12/1/53 (g)	6,150	6,250
6.5% 12/1/53 (g)	1,650	1,677
6.5% 12/1/53 (g)	2,500	2,541
6.5% 12/1/53 (g)	1,800	1,829
6.5% 12/1/53 (g)	1,000	1,016
6.5% 1/1/54 (g)	4,825	4,901
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		2,031,031
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,553,047)		2,579,942

Asset-Backed Securities - 7.6%
	Principal Amount (a) (000s)	Value ($) (000s)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	6,064	3,926
Series 2019-1 Class A, 3.844% 5/15/39 (b)	1,005	753
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	3,391	2,982
Class B, 4.458% 10/16/39 (b)	886	390
Series 2021-1A Class A, 2.95% 11/16/41 (b)	6,443	5,711
Series 2021-2A Class A, 2.798% 1/15/47 (b)	12,371	10,592
Affirm Asset Securitization Trust Series 2023-X1 Class A, 7.11% 11/15/28 (b)	900	901
Aimco Series 2018-BA Class AR, CME Term SOFR 3 Month Index + 1.360% 6.7555% 1/15/32 (b)(c)(d)	2,225	2,222
AIMCO CLO Ltd. Series 2021-11A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7944% 10/17/34 (b)(c)(d)	5,465	5,449
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.250% 6.6674% 4/20/34 (b)(c)(d)	14,203	14,092
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.9158% 7/20/35 (b)(c)(d)	6,465	6,453
Allegro CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.400% 6.8174% 7/20/34 (b)(c)(d)	6,507	6,474
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	1,311	1,147
Class B, 4.335% 1/16/40 (b)	268	148
Ares CLO Series 2019-54A Class A, CME Term SOFR 3 Month Index + 1.580% 6.9755% 10/15/32 (b)(c)(d)	4,806	4,806
Ares LIX CLO Ltd. Series 2021-59A Class A, CME Term SOFR 3 Month Index + 1.290% 6.6698% 4/25/34 (b)(c)(d)	4,698	4,659
Ares LV CLO Ltd. Series 2021-55A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7855% 7/15/34 (b)(c)(d)	8,184	8,164
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.7239% 1/15/35 (b)(c)(d)	10,462	10,377
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, CME Term SOFR 3 Month Index + 1.330% 6.7255% 4/15/34 (b)(c)(d)	9,992	9,927
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, CME Term SOFR 3 Month Index + 1.510% 6.9144% 4/17/33 (b)(c)(d)	16,288	16,245
Babson CLO Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.8055% 10/15/36 (b)(c)(d)	5,474	5,451
Barings CLO Ltd.:
Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.280% 6.6598% 4/25/34 (b)(c)(d)	10,335	10,265
Series 2021-4A Class A, CME Term SOFR 3 Month Index + 1.480% 6.8974% 1/20/32 (b)(c)(d)	9,800	9,800
BETHP Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7855% 1/15/35 (b)(c)(d)	8,274	8,249
Blackbird Capital Aircraft:
Series 2016-1A Class A, 4.213% 12/16/41 (b)	2,535	2,334
Series 2021-1A Class A, 2.443% 7/15/46 (b)	9,212	7,853
Bristol Park CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.6455% 4/15/29 (b)(c)(d)	5,334	5,326
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	3,742	3,807
Castlelake Aircraft Securitization Trust:
Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	3,935	3,443
Class B, 5.095% 4/15/39 (b)	1,844	1,194
Series 2021-1R Class A, 2.741% 8/15/41 (b)	9,915	8,974
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	2,442	2,226
Series 2021-1A:
Class A, 3.474% 1/15/46 (b)	1,663	1,527
Class B, 6.656% 1/15/46 (b)	1,414	1,164
Cedar Funding Ltd. Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.7774% 10/20/32 (b)(c)(d)	6,612	6,580
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7698% 10/25/34 (b)(c)(d)	5,100	5,069
Cedar Funding Xvii Clo Ltd. Series 2023-17A Class A, CME Term SOFR 3 Month Index + 1.850% 7.2758% 7/20/36 (b)(c)(d)	6,127	6,138
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 Month Index + 1.310% 6.7274% 4/20/34 (b)(c)(d)	8,665	8,573
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, CME Term SOFR 3 Month Index + 1.430% 6.8474% 10/20/34 (b)(c)(d)	8,292	8,207
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	2,886	2,777
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/35 (b)	1,070	1,075
CNH Equipment Trust Series 2023 A Class A2, 5.34% 9/15/26	1,210	1,206
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, CME Term SOFR 3 Month Index + 1.460% 6.8774% 4/20/34 (b)(c)(d)	9,800	9,712
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.700% 7.0985% 7/24/34 (b)(c)(d)	9,668	9,651
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, CME Term SOFR 3 Month Index + 1.570% 6.9874% 1/20/34 (b)(c)(d)	12,900	12,834
DB Master Finance LLC:
Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	3,274	3,022
Series 2019-1A:
Class A23, 4.352% 5/20/49 (b)	588	548
Class A2II, 4.021% 5/20/49 (b)	791	749
Series 2021-1A Class A23, 2.791% 11/20/51 (b)	3,943	3,053
Dominos Pizza Master Issuer LLC:
Series 2019-1A Class A2, 3.668% 10/25/49 (b)	6,985	6,121
Series 2021-1A Class A2II, 3.151% 4/25/51 (b)	272	221
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, CME Term SOFR 3 Month Index + 1.410% 6.8274% 10/20/34 (b)(c)(d)	5,507	5,494
Series 2021-83A Class A, CME Term SOFR 3 Month Index + 1.480% 6.8767% 1/18/32 (b)(c)(d)	7,090	7,085
Dryden Senior Loan Fund:
Series 2018-70A Class A1, CME Term SOFR 3 Month Index + 1.430% 6.8255% 1/16/32 (b)(c)(d)	1,808	1,806
Series 2020-78A Class A, CME Term SOFR 3 Month Index + 1.440% 6.8444% 4/17/33 (b)(c)(d)	4,300	4,282
Series 2021-85A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.8055% 10/15/35 (b)(c)(d)	7,281	7,247
Series 2021-90A Class A1A, CME Term SOFR 3 Month Index + 1.390% 6.7587% 2/20/35 (b)(c)(d)	4,292	4,266
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.7555% 4/15/31 (b)(c)(d)	3,720	3,707
Series 2021-2A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.8055% 1/15/35 (b)(c)(d)	9,611	9,596
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, CME Term SOFR 3 Month Index + 1.510% 6.9055% 1/15/34 (b)(c)(d)	2,050	2,045
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	1,900	1,924
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 6.7684% 7/19/34 (b)(c)(d)	5,916	5,883
Class AR, CME Term SOFR 3 Month Index + 1.340% 6.7318% 11/16/34 (b)(c)(d)	8,250	8,226
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, CME Term SOFR 3 Month Index + 1.560% 6.9287% 11/20/33 (b)(c)(d)	9,100	9,084
Ford Credit Floorplan Master Owner Trust:
Series 2019-2 Class A, 3.06% 4/15/26	7,032	6,963
Series 2019-4 Class A, 2.44% 9/15/26	1,010	984
Series 2020-2 Class B, 1.32% 9/15/27	4,000	3,685
Series 2023-1 Class A1, 4.92% 5/15/28 (b)	2,500	2,466
GM Financial Automobile Leasing Series 2023-2 Class A2A, 5.44% 10/20/25	1,537	1,534
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28	2,000	2,010
GM Financial Consumer Automobile Receivables Series 2023 2 Class A3, 4.47% 2/16/28	2,780	2,737
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	1,300	1,296
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/28 (b)	2,300	2,295
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	1,667	1,414
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	2,094	1,829
Invesco CLO Ltd. Series 2021-3A Class A, CME Term SOFR 3 Month Index + 1.390% 6.8035% 10/22/34 (b)(c)(d)	5,835	5,808
Lucali CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.470% 6.8655% 1/15/33 (b)(c)(d)	4,700	4,700
Madison Park Funding Series 2020-19A Class A1R2, CME Term SOFR 3 Month Index + 1.180% 6.5935% 1/22/28 (b)(c)(d)	3,584	3,573
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7984% 4/19/34 (b)(c)(d)	10,220	10,131
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, CME Term SOFR 3 Month Index + 1.360% 6.7735% 1/22/35 (b)(c)(d)	9,350	9,271
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.7755% 7/15/34 (b)(c)(d)	5,879	5,832
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, CME Term SOFR 3 Month Index + 1.460% 6.8735% 1/22/31 (b)(c)(d)	2,629	2,603
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 Month Index + 1.800% 7.2119% 4/22/36 (b)(c)(d)	4,122	4,131
Magnetite CLO Ltd. Series 2021-27A Class AR, CME Term SOFR 3 Month Index + 1.400% 6.8174% 10/20/34 (b)(c)(d)	1,967	1,965
Magnetite XXI Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.280% 6.6974% 4/20/34 (b)(c)(d)	8,363	8,292
Magnetite XXIII, Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7698% 1/25/35 (b)(c)(d)	6,892	6,859
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, CME Term SOFR 3 Month Index + 1.250% 6.6455% 1/15/34 (b)(c)(d)	8,900	8,861
MAPS Trust Series 2021-1A Class A, 2.521% 6/15/46 (b)	16,472	14,418
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/36 (b)	1,300	1,305
Milos CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.7474% 10/20/30 (b)(c)(d)	5,877	5,877
Peace Park CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.8074% 10/20/34 (b)(c)(d)	3,230	3,212
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (b)	3,067	2,964
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	5,957	5,048
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	6,382	5,794
Class A2II, 4.008% 12/5/51 (b)	5,703	4,671
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	7,551	6,268
Prpm 2023-Rcf2 LLC Series 2023-RCF2 Class A1, 4% 11/25/53 (b)	800	746
Rockland Park CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.380% 6.7974% 4/20/34 (b)(c)(d)	11,224	11,149
RR 7 Ltd. Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 6.7339% 1/15/37 (b)(c)(d)	10,760	10,684
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	12,038	10,262
Class B, 4.335% 3/15/40 (b)	473	338
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	5,278	5,081
1.884% 7/15/50 (b)	3,008	2,751
2.328% 7/15/52 (b)	2,300	1,985
Sfs Auto Receivables Securitiz Series 2023-1A Class A2A, 5.89% 3/22/27 (b)	2,028	2,028
Stratus CLO, Ltd. Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.750% 7.1658% 7/20/30 (b)(c)(d)	1,235	1,235
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.7319% 4/23/35 (b)(c)(d)	5,480	5,419
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.7155% 7/15/32 (b)(c)(d)	1,079	1,076
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, CME Term SOFR 3 Month Index + 1.240% 6.6384% 4/19/34 (b)(c)(d)	10,365	10,264
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.7574% 4/20/33 (b)(c)(d)	9,694	9,660
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 Month Index + 0.970% 6.3174% 9/25/34 (c)(d)	4	4
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	9,007	7,747
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	5,841	4,921
Toyota Lease Owner Trust Series 2023 A:
Class A2, 5.3% 8/20/25 (b)	4,230	4,218
Class A3, 4.93% 4/20/26 (b)	4,206	4,174
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, CME Term SOFR 3 Month Index + 0.820% 6.244% 4/6/42 (b)(c)(d)	491	346
Upstart Securitization Trust 3.12% 3/20/32 (b)	829	817
Voya CLO Ltd. Series 2019-2A Class A, CME Term SOFR 3 Month Index + 1.530% 6.9474% 7/20/32 (b)(c)(d)	5,397	5,397
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, CME Term SOFR 3 Month Index + 1.420% 6.8184% 7/19/34 (b)(c)(d)	5,438	5,403
Series 2021-3A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.8274% 10/20/34 (b)(c)(d)	11,071	11,017
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 6.8055% 7/16/34 (b)(c)(d)	5,466	5,443
Wheels Fleet Lease Funding 1 L Series 2023-2A Class A, 6.46% 8/18/38 (b)	3,700	3,728
Willis Engine Structured Trust Vi Series 2023-A Class A, 8% 10/15/48 (b)	400	398
World Omni Auto Receivables Trust:
Series 2023 B:
Class A2A, 5.25% 11/16/26	2,242	2,235
Class A3, 4.66% 5/15/28	4,453	4,394
Series 2023-C Class A3, 5.15% 11/15/28	1,300	1,297
TOTAL ASSET-BACKED SECURITIES (Cost $649,394)		626,225

Collateralized Mortgage Obligations - 1.4%
	Principal Amount (a) (000s)	Value ($) (000s)
Private Sponsor - 0.2%
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	3,088	2,940
Cfmt 2022-Ebo2 sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	1,017	1,005
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)	4,532	4,444
CSMC Series 2014-3R:
Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (b)(c)(d)(i)	343	0
Class AA1, CME Term SOFR 1 Month Index + 0.390% 4.0386% 5/27/37 (b)(c)(d)	309	283
CSMC Trust sequential payer Series 2020-RPL3 Class A1, 4.0706% 3/25/60 (b)(c)	2,916	2,869
RMF Buyout Issuance Trust sequential payer Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	1,237	1,192
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 6.546% 7/20/34 (c)(d)	1	1
TOTAL PRIVATE SPONSOR		12,734
U.S. Government Agency - 1.2%
Fannie Mae:
floater:
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 4.37% 4/25/24 (c)(d)	3	3
Series 2001-38 Class QF, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.090% 6.4226% 8/25/31 (c)(d)	15	15
Series 2002-18 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2426% 2/25/32 (c)(d)	2	2
Series 2002-39 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4396% 3/18/32 (c)(d)	3	3
Series 2002-60 Class FV, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4426% 4/25/32 (c)(d)	7	7
Series 2002-63 Class FN, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4426% 10/25/32 (c)(d)	4	4
Series 2002-7 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.860% 6.1926% 1/25/32 (c)(d)	2	2
Series 2002-74 Class FV, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.560% 5.8926% 11/25/32 (c)(d)	61	61
Series 2002-75 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4426% 11/25/32 (c)(d)	7	7
Series 2003-118 Class S, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6574% 12/25/33 (c)(j)(k)	64	9
Series 2006-104 Class GI, 6.560% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2374% 11/25/36 (c)(j)(k)	46	4
Series 2010-15 Class FJ, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.040% 6.3726% 6/25/36 (c)(d)	1,312	1,312
planned amortization class:
Series 1996-28 Class PK, 6.5% 7/25/25	0	0
Series 1999-17 Class PG, 6% 4/25/29	16	16
Series 1999-32 Class PL, 6% 7/25/29	20	20
Series 1999-33 Class PK, 6% 7/25/29	14	15
Series 2001-52 Class YZ, 6.5% 10/25/31	3	3
Series 2003-70 Class BJ, 5% 7/25/33	103	101
Series 2005-102 Class CO 11/25/35 (l)	13	11
Series 2005-64 Class PX, 5.5% 6/25/35	55	54
Series 2005-68 Class CZ, 5.5% 8/25/35	1,403	1,410
Series 2005-73 Class SA, 17.500% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 3.3993% 8/25/35 (c)(d)(k)	2	2
Series 2005-81 Class PC, 5.5% 9/25/35	36	37
Series 2006-12 Class BO 10/25/35 (l)	46	39
Series 2006-15 Class OP 3/25/36 (l)	61	51
Series 2006-37 Class OW 5/25/36 (l)	8	6
Series 2006-45 Class OP 6/25/36 (l)	19	15
Series 2006-62 Class KP 4/25/36 (l)	30	24
Series 2010-118 Class PB, 4.5% 10/25/40	1,065	1,037
Series 2012-149:
Class DA, 1.75% 1/25/43	347	313
Class GA, 1.75% 6/25/42	391	349
Series 2021-45 Class DA, 3% 7/25/51	593	509
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	3	3
Series 1999-25 Class Z, 6% 6/25/29	16	16
Series 2001-20 Class Z, 6% 5/25/31	19	19
Series 2001-31 Class ZC, 6.5% 7/25/31	9	9
Series 2002-16 Class ZD, 6.5% 4/25/32	8	8
Series 2002-74 Class SV, 7.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.1074% 11/25/32 (c)(j)(k)	13	0
Series 2004-52 Class KZ, 5.5% 7/25/34	500	497
Series 2004-91 Class Z, 5% 12/25/34	1,107	1,085
Series 2005-117 Class JN, 4.5% 1/25/36	82	81
Series 2005-14 Class ZB, 5% 3/25/35	343	336
Series 2006-72 Class CY, 6% 8/25/26	95	95
Series 2009-59 Class HB, 5% 8/25/39	611	602
Series 2012-67 Class AI, 4.5% 7/25/27 (j)	13	0
Series 2020-101 Class BA, 1.5% 9/25/45	742	620
Series 2020-80 Class BA, 1.5% 3/25/45	1,031	867
Series 2022-1 Class KA, 3% 5/25/48	502	444
Series 2022-3 Class N, 2% 10/25/47	4,087	3,406
Series 2022-30 Class E, 4.5% 7/25/48	1,455	1,387
Series 2022-49 Class TC, 4% 12/25/48	467	444
Series 2022-5:
Class 0, 2.5% 6/25/48	399	343
Class DA, 2.25% 11/25/47	1,232	1,055
Series 2022-7 Class A, 3% 5/25/48	716	634
Series 06-116 Class SG, 6.520% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1974% 12/25/36 (c)(j)(k)	30	3
Series 07-40 Class SE, 6.320% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.9974% 5/25/37 (c)(j)(k)	16	2
Series 2003-21 Class SK, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6574% 3/25/33 (c)(j)(k)	4	0
Series 2005-72 Class ZC, 5.5% 8/25/35	253	252
Series 2005-79 Class ZC, 5.9% 9/25/35	146	146
Series 2007-57 Class SA, 40.600% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 7.9646% 6/25/37 (c)(d)(k)	15	18
Series 2007-66:
Class SA, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.9446% 7/25/37 (c)(d)(k)	20	24
Class SB, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.9446% 7/25/37 (c)(d)(k)	7	7
Series 2010-135 Class ZA, 4.5% 12/25/40	57	55
Series 2010-139 Class NI, 4.5% 2/25/40 (j)	86	1
Series 2010-150 Class ZC, 4.75% 1/25/41	538	522
Series 2010-39 Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.030% 6.3626% 3/25/36 (c)(d)	905	904
Series 2010-95 Class ZC, 5% 9/25/40	1,150	1,133
Series 2011-39 Class ZA, 6% 11/25/32	74	75
Series 2011-4 Class PZ, 5% 2/25/41	173	163
Series 2011-67 Class AI, 4% 7/25/26 (j)	39	1
Series 2012-100 Class WI, 3% 9/25/27 (j)	186	7
Series 2012-9 Class SH, 6.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1074% 6/25/41 (c)(j)(k)	19	0
Series 2013-133 Class IB, 3% 4/25/32 (j)	57	1
Series 2013-134 Class SA, 5.930% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.6074% 1/25/44 (c)(j)(k)	71	7
Series 2013-51 Class GI, 3% 10/25/32 (j)	87	5
Series 2013-N1 Class A, 6.600% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2774% 6/25/35 (c)(j)(k)	87	6
Series 2015-42 Class IL, 6% 6/25/45 (j)	436	73
Series 2015-70 Class JC, 3% 10/25/45	479	449
Series 2017-30 Class AI, 5.5% 5/25/47 (j)	245	42
Series 2018-45 Class GI, 4% 6/25/48 (j)	2,862	579
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (j)	16	2
Series 343 Class 16, 5.5% 5/25/34 (j)	15	2
Series 348 Class 14, 6.5% 8/25/34 (c)(j)	10	2
Series 351:
Class 12, 5.5% 4/25/34 (c)(j)	8	1
Class 13, 6% 3/25/34 (j)	9	2
Series 359 Class 19, 6% 7/25/35 (c)(j)	7	1
Series 384 Class 6, 5% 7/25/37 (j)	62	10
Freddie Mac:
floater:
Series 2412 Class FK, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2385% 1/15/32 (c)(d)	1	1
Series 2423 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3385% 3/15/32 (c)(d)	2	2
Series 2424 Class FM, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4385% 3/15/32 (c)(d)	2	2
Series 2432:
Class FE, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3385% 6/15/31 (c)(d)	3	3
Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3385% 3/15/32 (c)(d)	1	1
Series 2526 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.510% 5.8385% 11/15/32 (c)(d)	22	22
Series 2711 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3385% 2/15/33 (c)(d)	347	347
floater planned amortization class Series 2770 Class FH, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.510% 5.8385% 3/15/34 (c)(d)	501	493
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	20	20
Series 2101 Class PD, 6% 11/15/28	10	11
Series 2121 Class MG, 6% 2/15/29	8	8
Series 2131 Class BG, 6% 3/15/29	61	61
Series 2137 Class PG, 6% 3/15/29	10	10
Series 2154 Class PT, 6% 5/15/29	16	16
Series 2162 Class PH, 6% 6/15/29	3	3
Series 2520 Class BE, 6% 11/15/32	31	32
Series 2693 Class MD, 5.5% 10/15/33	68	68
Series 2802 Class OB, 6% 5/15/34	58	58
Series 2996 Class MK, 5.5% 6/15/35	18	18
Series 3002 Class NE, 5% 7/15/35	72	71
Series 3110 Class OP 9/15/35 (l)	14	13
Series 3119 Class PO 2/15/36 (l)	73	58
Series 3121 Class KO 3/15/36 (l)	15	12
Series 3123 Class LO 3/15/36 (l)	41	33
Series 3145 Class GO 4/15/36 (l)	49	39
Series 3189 Class PD, 6% 7/15/36	65	67
Series 3225 Class EO 10/15/36 (l)	25	19
Series 3258 Class PM, 5.5% 12/15/36	25	25
Series 3415 Class PC, 5% 12/15/37	232	229
Series 3806 Class UP, 4.5% 2/15/41	149	144
Series 3832 Class PE, 5% 3/15/41	289	286
Series 3857 Class ZP, 5% 5/15/41	2,229	2,203
Series 4135 Class AB, 1.75% 6/15/42	296	265
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	10	10
Series 2004-2862 Class NE, 5% 9/15/24	0	0
Series 2021-5169 Class TP, 2.5% 6/25/49	311	263
Series 2022-5189:
Class DA, 2.5% 5/25/49	391	333
Class TP, 2.5% 5/25/49	283	241
Series 2022-5190:
Class BA, 2.5% 11/25/47	368	317
Class CA, 2.5% 5/25/49	237	202
Series 2022-5197:
Class A, 2.5% 6/25/49	237	202
Class DA, 2.5% 11/25/47	280	241
Series 2022-5198 Class BA, 2.5% 11/25/47	1,380	1,201
Series 2022-5202 Class LB, 2.5% 10/25/47	299	257
Series 2135 Class JE, 6% 3/15/29	3	3
Series 2145 Class MZ, 6.5% 4/15/29	60	60
Series 2274 Class ZM, 6.5% 1/15/31	6	6
Series 2281 Class ZB, 6% 3/15/30	11	11
Series 2303 Class ZV, 6% 4/15/31	37	38
Series 2357 Class ZB, 6.5% 9/15/31	102	103
Series 2502 Class ZC, 6% 9/15/32	12	13
Series 2519 Class ZD, 5.5% 11/15/32	19	19
Series 2877 Class ZD, 5% 10/15/34	1,361	1,336
Series 2998 Class LY, 5.5% 7/15/25	10	10
Series 3007 Class EW, 5.5% 7/15/25	26	26
Series 3871 Class KB, 5.5% 6/15/41	371	379
Series 06-3115 Class SM, 6.480% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1615% 2/15/36 (c)(j)(k)	23	2
Series 2013-4281 Class AI, 4% 12/15/28 (j)	22	0
Series 2017-4683 Class LM, 3% 5/15/47	620	581
Series 2021-5083 Class VA, 1% 8/15/38	1,682	1,556
Series 2933 Class ZM, 5.75% 2/15/35	325	330
Series 2935 Class ZK, 5.5% 2/15/35	254	257
Series 2947 Class XZ, 6% 3/15/35	131	134
Series 2996 Class ZD, 5.5% 6/15/35	223	225
Series 3237 Class C, 5.5% 11/15/36	295	295
Series 3244 Class SG, 6.540% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2215% 11/15/36 (c)(j)(k)	94	8
Series 3336 Class LI, 6.460% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1415% 6/15/37 (c)(j)(k)	60	6
Series 3843 Class PZ, 5% 4/15/41	1,781	1,767
Series 3949 Class MK, 4.5% 10/15/34	51	50
Series 4055 Class BI, 3.5% 5/15/31 (j)	45	1
Series 4149 Class IO, 3% 1/15/33 (j)	59	4
Series 4314 Class AI, 5% 3/15/34 (j)	12	0
Series 4427 Class LI, 3.5% 2/15/34 (j)	214	11
Series 4471 Class PA 4% 12/15/40	208	202
target amortization class:
Series 2007-3366 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 5.6885% 5/15/37 (c)(d)	79	77
Series 2156 Class TC, 6.25% 5/15/29	5	5
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3385% 2/15/24 (c)(d)	0	0
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	7	7
Series 2056 Class Z, 6% 5/15/28	16	16
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer:
Series 2021-5159 Class EA, 2.5% 8/25/48	306	259
Series 2021-5164 Class M, 2.5% 7/25/48	312	264
Series 4341 Class ML, 3.5% 11/15/31	1,269	1,219
Series 4386 Class AZ, 4.5% 11/15/40	676	647
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.570% - CME Term SOFR 1 Month Index 1.246% 6/16/37 (c)(j)(k)	40	4
Series 2007-59 Class FC, CME Term SOFR 1 Month Index + 0.610% 5.9456% 7/20/37 (c)(d)	292	287
Series 2008-2 Class FD, CME Term SOFR 1 Month Index + 0.590% 5.9256% 1/20/38 (c)(d)	75	74
Series 2008-73 Class FA, CME Term SOFR 1 Month Index + 0.970% 6.3056% 8/20/38 (c)(d)	411	410
Series 2008-83 Class FB, CME Term SOFR 1 Month Index + 1.010% 6.3456% 9/20/38 (c)(d)	307	307
Series 2009-108 Class CF, CME Term SOFR 1 Month Index + 0.710% 6.044% 11/16/39 (c)(d)	384	378
Series 2009-116 Class KF, CME Term SOFR 1 Month Index + 0.640% 5.974% 12/16/39 (c)(d)	235	231
Series 2010-H03 Class FA, CME Term SOFR 1 Month Index + 0.660% 5.9905% 3/20/60 (c)(d)(h)	303	302
Series 2010-H17 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7705% 7/20/60 (c)(d)(h)	3,032	3,012
Series 2010-H18 Class AF, CME Term SOFR 1 Month Index + 0.410% 5.7386% 9/20/60 (c)(d)(h)	2,819	2,797
Series 2010-H19 Class FG, CME Term SOFR 1 Month Index + 0.410% 5.7386% 8/20/60 (c)(d)(h)	2,407	2,389
Series 2010-H27 Class FA, CME Term SOFR 1 Month Index + 0.380% 5.8186% 12/20/60 (c)(d)(h)	1,378	1,371
Series 2011-H05 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 12/20/60 (c)(d)(h)	1,137	1,133
Series 2011-H07 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 2/20/61 (c)(d)(h)	995	990
Series 2011-H12 Class FA, CME Term SOFR 1 Month Index + 0.600% 5.9286% 2/20/61 (c)(d)(h)	1,391	1,384
Series 2011-H13 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 4/20/61 (c)(d)(h)	1,123	1,119
Series 2011-H14:
Class FB, CME Term SOFR 1 Month Index + 0.610% 5.9386% 5/20/61 (c)(d)(h)	1,735	1,729
Class FC, CME Term SOFR 1 Month Index + 0.610% 5.9386% 5/20/61 (c)(d)(h)	1,254	1,249
Series 2011-H17 Class FA, CME Term SOFR 1 Month Index + 0.640% 5.9686% 6/20/61 (c)(d)(h)	1,348	1,343
Series 2011-H20 Class FA, CME Term SOFR 1 Month Index + 0.660% 5.9886% 9/20/61 (c)(d)(h)	491	490
Series 2011-H21 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0386% 10/20/61 (c)(d)(h)	1,424	1,420
Series 2012-98 Class FA, CME Term SOFR 1 Month Index + 0.510% 5.8456% 8/20/42 (c)(d)	316	307
Series 2012-H01 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1386% 11/20/61 (c)(d)(h)	1,474	1,472
Series 2012-H03 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1386% 1/20/62 (c)(d)(h)	723	722
Series 2012-H06 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0686% 1/20/62 (c)(d)(h)	1,329	1,325
Series 2012-H07 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0686% 3/20/62 (c)(d)(h)	715	712
Series 2012-H21 Class DF, CME Term SOFR 1 Month Index + 0.760% 4.8706% 5/20/61 (c)(d)(h)	15	15
Series 2012-H23 Class WA, CME Term SOFR 1 Month Index + 0.630% 5.9586% 10/20/62 (c)(d)(h)	18	18
Series 2013-H07 Class BA, CME Term SOFR 1 Month Index + 0.360% 5.7986% 3/20/63 (c)(d)(h)	23	23
Series 2013-H19 Class FC, CME Term SOFR 1 Month Index + 0.600% 6.0386% 8/20/63 (c)(d)(h)	59	59
Series 2014-H03 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0386% 1/20/64 (c)(d)(h)	94	94
Series 2014-H05 Class FB, CME Term SOFR 1 Month Index + 0.710% 6.0386% 12/20/63 (c)(d)(h)	316	315
Series 2014-H11 Class BA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 6/20/64 (c)(d)(h)	345	344
Series 2015-H13 Class FL, CME Term SOFR 1 Month Index + 0.390% 5.7186% 5/20/63 (c)(d)(h)	26	24
Series 2015-H19 Class FA, CME Term SOFR 1 Month Index + 0.310% 5.6386% 4/20/63 (c)(d)(h)	34	34
Series 2016-H20 Class FM, CME Term SOFR 1 Month Index + 0.510% 5.8386% 12/20/62 (c)(d)(h)	13	13
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40	1,731	1,696
Series 2011-136 Class WI, 4.5% 5/20/40 (j)	105	7
Series 2011-68 Class EC, 3.5% 4/20/41	163	157
Series 2016-69 Class WA, 3% 2/20/46	339	305
Series 2017-134 Class BA, 2.5% 11/20/46	445	392
Series 2017-153 Class GA, 3% 9/20/47	888	779
Series 2017-182 Class KA, 3% 10/20/47	701	622
Series 2018-13 Class Q, 3% 4/20/47	876	793
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	109	107
Series 2010-160 Class DY, 4% 12/20/40	847	805
Series 2010-170 Class B, 4% 12/20/40	187	177
Series 2011-69 Class GX, 4.5% 5/16/40	1,406	1,391
Series 2014-H04 Class HA, 2.75% 2/20/64 (h)	790	775
Series 2017-139 Class BA, 3% 9/20/47	1,559	1,373
Series 2018-H12 Class HA, 3.25% 8/20/68 (h)	3,147	3,008
Series 2004-22 Class M1, 5.5% 4/20/34	597	604
Series 2004-32 Class GS, 6.380% - CME Term SOFR 1 Month Index 1.056% 5/16/34 (c)(j)(k)	23	1
Series 2004-73 Class AL, 7.080% - CME Term SOFR 1 Month Index 1.756% 8/17/34 (c)(j)(k)	25	2
Series 2007-35 Class SC, 39.510% x CME Term SOFR 1 Month Index 7.5359% 6/16/37 (c)(d)(k)	4	4
Series 2010-116 Class QB, 4% 9/16/40	63	60
Series 2010-169 Class Z, 4.5% 12/20/40	2,682	2,415
Series 2010-H10 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7705% 5/20/60 (c)(d)(h)	194	193
Series 2010-H16 Class BA, 3.55% 7/20/60 (h)	449	437
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(h)	32	31
Series 2011-94 Class SA, 5.980% - CME Term SOFR 1 Month Index 0.6545% 7/20/41 (c)(j)(k)	78	6
Series 2013-149 Class MA, 2.5% 5/20/40	562	537
Series 2013-H01 Class FA, 1.65% 1/20/63 (h)	0	0
Series 2013-H04 Class BA, 1.65% 2/20/63 (h)	1	1
Series 2014-2 Class BA, 3% 1/20/44	1,684	1,504
Series 2014-21 Class HA, 3% 2/20/44	623	558
Series 2014-25 Class HC, 3% 2/20/44	1,059	942
Series 2014-5 Class A, 3% 1/20/44	890	795
Series 2015-H13 Class HA, 2.5% 8/20/64 (h)	9	8
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(h)	100	96
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 5.96% 5/20/66 (c)(d)(h)	2,246	2,239
Series 2017-186 Class HK, 3% 11/16/45	912	815
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.81% 8/20/66 (c)(d)(h)	3,898	3,882
Series 2090-118 Class XZ, 5% 12/20/39	6,360	6,283
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.3033% 5/20/65 (c)(h)	60	58
TOTAL U.S. GOVERNMENT AGENCY		101,475
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $118,178)		114,209

Commercial Mortgage Securities - 8.3%
	Principal Amount (a) (000s)	Value ($) (000s)
BAMLL Commercial Mortgage Securities Trust:
floater:
Series 2019-RLJ Class A, CME Term SOFR 1 Month Index + 1.090% 6.42% 4/15/36 (b)(c)(d)	8,900	8,847
Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.473% 1/15/39 (b)(c)(d)	5,821	5,674
Class B, CME Term SOFR 1 Month Index + 1.550% 6.873% 1/15/39 (b)(c)(d)	1,099	1,066
Class C, CME Term SOFR 1 Month Index + 2.150% 7.473% 1/15/39 (b)(c)(d)	785	757
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	3,676	3,304
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	825	675
Class CNM, 3.8425% 11/5/32 (b)(c)	341	251
BANK:
sequential payer:
Series 2017-BNK9 Class ASB, 3.47% 11/15/54	821	790
Series 2018-BN10 Class A5, 3.688% 2/15/61	2,479	2,293
Series 2018-BN12 Class ASB, 4.165% 5/15/61	1,808	1,753
Series 2019-BN21 Class A5, 2.851% 10/17/52	5,732	4,889
Series 2019-BN23 Class ASB, 2.846% 12/15/52	200	184
Series 2019-BN24 Class A3, 2.96% 11/15/62	6,283	5,404
Series 2021-BN33 Class XA, 1.167% 5/15/64 (c)(j)	16,502	859
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, CME Term SOFR 1 Month Index + 1.380% 6.7324% 12/25/33 (b)(c)(d)	2	2
Series 2005-3A:
Class A2, CME Term SOFR 1 Month Index + 0.710% 5.8574% 11/25/35 (b)(c)(d)	15	14
Class M1, CME Term SOFR 1 Month Index + 0.770% 5.8974% 11/25/35 (b)(c)(d)	8	7
Class M2, CME Term SOFR 1 Month Index + 0.840% 5.9474% 11/25/35 (b)(c)(d)	11	10
Class M3, CME Term SOFR 1 Month Index + 0.870% 5.9674% 11/25/35 (b)(c)(d)	9	9
Class M4, CME Term SOFR 1 Month Index + 1.010% 6.0574% 11/25/35 (b)(c)(d)	12	11
Series 2005-4A:
Class A2, CME Term SOFR 1 Month Index + 0.690% 6.0424% 1/25/36 (b)(c)(d)	37	34
Class B1, CME Term SOFR 1 Month Index + 2.210% 7.5574% 1/25/36 (b)(c)(d)	12	39
Class M1, CME Term SOFR 1 Month Index + 0.780% 6.1324% 1/25/36 (b)(c)(d)	12	11
Class M2, CME Term SOFR 1 Month Index + 0.810% 6.1624% 1/25/36 (b)(c)(d)	8	8
Class M3, CME Term SOFR 1 Month Index + 0.860% 6.2074% 1/25/36 (b)(c)(d)	12	11
Class M4, CME Term SOFR 1 Month Index + 1.020% 6.3724% 1/25/36 (b)(c)(d)	13	12
Class M5, CME Term SOFR 1 Month Index + 1.080% 6.4324% 1/25/36 (b)(c)(d)	13	12
Class M6, CME Term SOFR 1 Month Index + 1.160% 6.5074% 1/25/36 (b)(c)(d)	13	12
Series 2006-1:
Class A2, CME Term SOFR 1 Month Index + 0.650% 5.9974% 4/25/36 (b)(c)(d)	12	11
Class M1, CME Term SOFR 1 Month Index + 0.680% 6.0274% 4/25/36 (b)(c)(d)	7	6
Class M2, CME Term SOFR 1 Month Index + 0.710% 6.0574% 4/25/36 (b)(c)(d)	8	7
Class M3, CME Term SOFR 1 Month Index + 0.740% 6.0874% 4/25/36 (b)(c)(d)	12	11
Class M4, CME Term SOFR 1 Month Index + 0.890% 6.2374% 4/25/36 (b)(c)(d)	7	6
Class M5, CME Term SOFR 1 Month Index + 0.950% 6.2974% 4/25/36 (b)(c)(d)	7	6
Class M6, CME Term SOFR 1 Month Index + 1.070% 6.4174% 4/25/36 (b)(c)(d)	7	6
Series 2006-2A:
Class M1, CME Term SOFR 1 Month Index + 0.570% 5.9224% 7/25/36 (b)(c)(d)	10	10
Class M2, CME Term SOFR 1 Month Index + 0.600% 5.9524% 7/25/36 (b)(c)(d)	7	7
Class M3, CME Term SOFR 1 Month Index + 0.630% 5.9824% 7/25/36 (b)(c)(d)	11	10
Class M4, CME Term SOFR 1 Month Index + 0.740% 6.0874% 7/25/36 (b)(c)(d)	7	7
Class M5, CME Term SOFR 1 Month Index + 0.810% 6.1624% 7/25/36 (b)(c)(d)	9	9
Series 2006-3A Class M4, CME Term SOFR 1 Month Index + 0.750% 6.1024% 10/25/36 (b)(c)(d)	9	56
Series 2006-4A:
Class A2, CME Term SOFR 1 Month Index + 0.510% 5.8624% 12/25/36 (b)(c)(d)	83	76
Class M1, CME Term SOFR 1 Month Index + 0.540% 5.8924% 12/25/36 (b)(c)(d)	12	11
Class M2, CME Term SOFR 1 Month Index + 0.570% 5.9224% 12/25/36 (b)(c)(d)	15	14
Class M3, CME Term SOFR 1 Month Index + 0.620% 5.9674% 12/25/36 (b)(c)(d)	8	8
Series 2007-1 Class A2, CME Term SOFR 1 Month Index + 0.510% 5.8624% 3/25/37 (b)(c)(d)	20	18
Series 2007-2A:
Class A1, CME Term SOFR 1 Month Index + 0.380% 5.7274% 7/25/37 (b)(c)(d)	66	59
Class A2, CME Term SOFR 1 Month Index + 0.430% 5.7774% 7/25/37 (b)(c)(d)	62	55
Class M1, CME Term SOFR 1 Month Index + 0.480% 5.8274% 7/25/37 (b)(c)(d)	21	19
Class M2, CME Term SOFR 1 Month Index + 0.520% 5.8674% 7/25/37 (b)(c)(d)	26	23
Class M3, CME Term SOFR 1 Month Index + 0.600% 5.9474% 7/25/37 (b)(c)(d)	34	27
Series 2007-3:
Class A2, CME Term SOFR 1 Month Index + 0.540% 5.8924% 7/25/37 (b)(c)(d)	23	20
Class M1, CME Term SOFR 1 Month Index + 0.570% 5.9224% 7/25/37 (b)(c)(d)	12	11
Class M2, CME Term SOFR 1 Month Index + 0.620% 5.9674% 7/25/37 (b)(c)(d)	13	11
Class M3, CME Term SOFR 1 Month Index + 0.660% 6.0124% 7/25/37 (b)(c)(d)	21	18
Class M4, CME Term SOFR 1 Month Index + 0.860% 6.2074% 7/25/37 (b)(c)(d)	33	28
Class M5, CME Term SOFR 1 Month Index + 1.010% 6.3574% 7/25/37 (b)(c)(d)	18	21
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	806	751
Series 2019-B10 Class A4, 3.717% 3/15/62	1,426	1,293
Series 2019-B13 Class A4, 2.952% 8/15/57	8,383	7,240
Series 2018-B8 Class A5, 4.2317% 1/15/52	10,843	9,979
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 7.2209% 4/15/37 (b)(c)(d)	19,188	18,852
Class B, CME Term SOFR 1 Month Index + 2.440% 7.7699% 4/15/37 (b)(c)(d)	4,991	4,834
BX Commercial Mortgage Trust floater:
Series 2021-PAC:
Class A, CME Term SOFR 1 Month Index + 0.800% 6.1266% 10/15/36 (b)(c)(d)	11,302	11,036
Class B, CME Term SOFR 1 Month Index + 1.010% 6.3363% 10/15/36 (b)(c)(d)	1,691	1,636
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5361% 10/15/36 (b)(c)(d)	2,263	2,176
Class D, CME Term SOFR 1 Month Index + 1.410% 6.7358% 10/15/36 (b)(c)(d)	2,197	2,098
Class E, CME Term SOFR 1 Month Index + 2.060% 7.385% 10/15/36 (b)(c)(d)	7,638	7,295
Series 2022-LP2:
Class B, CME Term SOFR 1 Month Index + 1.310% 6.6352% 2/15/39 (b)(c)(d)	3,528	3,422
Class C, CME Term SOFR 1 Month Index + 1.560% 6.8846% 2/15/39 (b)(c)(d)	3,528	3,391
Class D, CME Term SOFR 1 Month Index + 1.960% 7.2837% 2/15/39 (b)(c)(d)	3,528	3,355
Bx Commercial Mortgage Trust 2:
floater Series 2019-IMC:
Class B, CME Term SOFR 1 Month Index + 1.340% 6.6693% 4/15/34 (b)(c)(d)	2,644	2,617
Class C, CME Term SOFR 1 Month Index + 1.640% 6.9693% 4/15/34 (b)(c)(d)	1,748	1,721
Class D, CME Term SOFR 1 Month Index + 1.940% 7.2693% 4/15/34 (b)(c)(d)	1,835	1,799
floater sequential payer Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3693% 4/15/34 (b)(c)(d)	5,741	5,696
BX Trust:
floater:
Series 2019-XL:
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5174% 10/15/36 (b)(c)(d)	10,782	10,700
Class C, CME Term SOFR 1 Month Index + 1.360% 6.6874% 10/15/36 (b)(c)(d)	2,859	2,833
Class D, CME Term SOFR 1 Month Index + 1.560% 6.8874% 10/15/36 (b)(c)(d)	4,049	4,008
Class E, CME Term SOFR 1 Month Index + 1.910% 7.2374% 10/15/36 (b)(c)(d)	5,690	5,627
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4879% 8/15/39 (b)(c)(d)	5,384	5,389
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 6.8139% 4/15/37 (b)(c)(d)	7,821	7,703
Class B, CME Term SOFR 1 Month Index + 1.940% 7.2629% 4/15/37 (b)(c)(d)	3,987	3,922
Class C, CME Term SOFR 1 Month Index + 2.290% 7.6129% 4/15/37 (b)(c)(d)	900	883
Class D, CME Term SOFR 1 Month Index + 2.830% 8.1619% 4/15/37 (b)(c)(d)	753	735
floater sequential payer Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 6.3574% 10/15/36 (b)(c)(d)	25,757	25,692
CAMB Commercial Mortgage Trust floater Series 2019-LIFE:
Class A, CME Term SOFR 1 Month Index + 1.110% 6.44% 12/15/37 (b)(c)(d)	5,900	5,867
Class B, CME Term SOFR 1 Month Index + 1.290% 6.62% 12/15/37 (b)(c)(d)	1,800	1,783
CD Commercial Mortgage Trust sequential payer Series 2017-CD6 Class ASB, 3.332% 11/13/50	1,601	1,534
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1:
Class A1, 1.69% 7/15/60 (b)	18,910	17,310
Class A2, 1.99% 7/15/60 (b)	12,244	10,357
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	13,114	11,559
CFCRE Commercial Mortgage Trust sequential payer Series 2016-C7 Class A2, 3.5853% 12/10/54	792	737
Citigroup Commercial Mortgage Trust Series 2014-GC25 Class A/S, 4.017% 10/10/47	4,150	4,008
COMM Mortgage Trust:
sequential payer:
Series 2014-CR18 Class A5, 3.828% 7/15/47	1,366	1,347
Series 2020-SBX Class A, 1.67% 1/10/38 (b)	22,582	19,875
Series 2013-CR13 Class AM, 4.449% 11/10/46	405	399
Commercial Mortgage Trust sequential payer Series 2018-CD7 Class ASB, 4.213% 8/15/51	1,880	1,819
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, CME Term SOFR 1 Month Index + 1.020% 6.35% 5/15/36 (b)(c)(d)	26,512	26,452
Class B, CME Term SOFR 1 Month Index + 1.270% 6.6% 5/15/36 (b)(c)(d)	19,357	19,288
Class C, CME Term SOFR 1 Month Index + 1.470% 6.8% 5/15/36 (b)(c)(d)	2,013	2,001
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	2,496	2,280
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	2,941	2,929
Class B, 4.5349% 4/15/36 (b)	861	854
Class C, 4.9414% 4/15/36 (b)(c)	561	556
Class D, 4.9414% 4/15/36 (b)(c)	1,122	1,109
DBCCRE Mortgage Trust sequential payer Series 2014-ARCP Class A, 4.2382% 1/10/34 (b)	15,370	15,271
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1385% 11/15/38 (b)(c)(d)	15,431	15,102
Class B, CME Term SOFR 1 Month Index + 1.230% 6.5577% 11/15/38 (b)(c)(d)	3,895	3,798
Extended Stay America Trust floater Series 2021-ESH:
Class A, CME Term SOFR 1 Month Index + 1.190% 6.5175% 7/15/38 (b)(c)(d)	5,919	5,850
Class B, CME Term SOFR 1 Month Index + 1.490% 6.8175% 7/15/38 (b)(c)(d)	2,746	2,691
Class C, CME Term SOFR 1 Month Index + 1.810% 7.1375% 7/15/38 (b)(c)(d)	2,024	1,980
Class D, CME Term SOFR 1 Month Index + 2.360% 7.6875% 7/15/38 (b)(c)(d)	4,084	4,007
Freddie Mac:
sequential payer:
Series 2015-K049 Class A2, 3.01% 7/25/25	740	714
Series 2016-K054 Class A2, 2.745% 1/25/26	2,144	2,045
Series 2020-K117 Class A2, 1.406% 8/25/30	1,300	1,041
Series 2021-K127 Class A2, 2.108% 1/25/31	3,000	2,488
Series 2022-150 Class A2, 3.71% 9/25/32	600	546
Series 2022-K141 Class A2, 2.25% 2/25/32	869	712
Series 2022-K142 Class A2, 2.4% 3/25/32	4,119	3,407
Series 2022-K143 Class A2, 2.35% 3/25/32	400	329
Series 2022-K144 Class A2, 2.45% 4/25/32	3,607	2,987
Series 2022-K145 Class A2, 2.58% 5/25/32	200	167
Series 2022-K146 Class A2, 2.92% 6/25/32	1,798	1,543
Series 2022-K147 Class A2, 3% 6/25/32	2,273	1,962
Series 2022-K750 Class A2, 3% 9/25/29	2,900	2,635
Series 2023-157 Class A2, 4.2% 5/25/33	1,600	1,505
Series 2023-158 Class A2, 4.05% 7/25/33	980	910
Series 2023-K-153 Class A2, 3.82% 12/25/32	1,340	1,227
Series 2023-K751 Class A2, 4.412% 3/25/30	600	583
Series K065 Class A2, 3.243% 4/25/27	700	664
Series 2022 K748 Class A2, 2.26% 1/25/29	800	706
Series K047 Class A2, 3.329% 5/25/25	3,490	3,394
Series K086 Class A2, 3.859% 11/25/28	1,847	1,765
GS Mortgage Securities Trust:
floater Series 2021-IP:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3875% 10/15/36 (b)(c)(d)	6,605	6,338
Class B, CME Term SOFR 1 Month Index + 1.260% 6.5875% 10/15/36 (b)(c)(d)	1,021	954
Class C, CME Term SOFR 1 Month Index + 1.660% 6.9875% 10/15/36 (b)(c)(d)	841	775
sequential payer Series 2018-GS10 Class AAB, 4.106% 7/10/51	1,822	1,763
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (b)(c)	4,421	4,222
Series 2015-GC34 Class XA, 1.3486% 10/10/48 (c)(j)	16,746	288
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.8116% 8/15/39 (b)(c)(d)	8,964	8,981
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2012-NLP Class A, CME Term SOFR 1 Month Index + 0.590% 5.9194% 4/15/37 (b)(c)(d)	6,834	6,217
JP Morgan Chase Commercial Mortgage Securities Trust sequential payer Series 2021-2NU Class A, 1.9739% 1/5/40 (b)	25,800	19,396
JPMDB Commercial Mortgage Securities Trust sequential payer:
Series 2018-C8 Class ASB, 4.145% 6/15/51	1,832	1,770
Series 2019-COR6 Class A4, 3.0565% 11/13/52	1,823	1,476
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2020-NNN Class AFX, 2.8123% 1/16/37 (b)	31,484	26,447
Series 2013-LC11 Class A/S, 3.216% 4/15/46	366	338
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	2,821	2,455
Class CFX, 4.9498% 7/5/33 (b)	485	369
Class DFX, 5.3503% 7/5/33 (b)	955	678
Class EFX, 5.3635% 7/5/33 (b)(c)	1,020	673
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.6182% 5/15/39 (b)(c)(d)	12,720	12,457
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1168% 5/15/39 (b)(c)(d)	8,835	8,558
Class C, CME Term SOFR 1 Month Index + 2.090% 7.416% 5/15/39 (b)(c)(d)	4,950	4,789
Class D, CME Term SOFR 1 Month Index + 2.540% 7.8648% 5/15/39 (b)(c)(d)	4,400	4,141
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1375% 3/15/38 (b)(c)(d)	9,783	9,537
Class B, CME Term SOFR 1 Month Index + 0.990% 6.3175% 3/15/38 (b)(c)(d)	2,360	2,292
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5375% 3/15/38 (b)(c)(d)	1,485	1,431
Class D, CME Term SOFR 1 Month Index + 1.510% 6.8375% 3/15/38 (b)(c)(d)	2,066	1,978
Class E, CME Term SOFR 1 Month Index + 1.860% 7.1875% 3/15/38 (b)(c)(d)	1,805	1,714
Merit floater Series 2021-STOR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1375% 7/15/38 (b)(c)(d)	300	294
Morgan Stanley BAML Trust sequential payer Series 2016-C28 Class A3, 3.272% 1/15/49	7,430	7,011
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	7,903	7,223
Series 2018-H4 Class A4, 4.31% 12/15/51	4,056	3,794
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (b)(c)	1,142	1,004
Class C, 3.283% 11/10/36 (b)(c)	1,096	933
NYT Mortgage Trust floater Series 2019-NYT Class A, CME Term SOFR 1 Month Index + 1.240% 6.57% 12/15/35 (b)(c)(d)	22,356	20,831
Open Trust 2023-Air sequential payer Series 2023-AIR:
Class A, CME Term SOFR 1 Month Index + 3.080% 8.4131% 10/15/28 (b)(c)(d)	4,852	4,852
Class B, CME Term SOFR 1 Month Index + 3.830% 9.162% 10/15/28 (b)(c)(d)	2,923	2,917
Prima Capital Ltd.:
floater Series 2021-9A Class B, CME Term SOFR 1 Month Index + 1.910% 7.2456% 12/15/37 (b)(c)(d)	2,833	2,761
floater sequential payer Series 2021-9A Class A, CME Term SOFR 1 Month Index + 1.560% 6.898% 12/15/37 (b)(c)(d)	641	639
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 7.3229% 2/15/39 (b)(c)(d)	2,586	2,430
Class C, CME Term SOFR 1 Month Index + 2.650% 7.9729% 2/15/39 (b)(c)(d)	1,345	1,251
SREIT Trust floater:
Series 2021-FLWR Class A, CME Term SOFR 1 Month Index + 0.690% 6.014% 7/15/36 (b)(c)(d)	4,098	4,008
Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1682% 11/15/38 (b)(c)(d)	13,222	12,977
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5172% 11/15/38 (b)(c)(d)	5,947	5,821
Class C, CME Term SOFR 1 Month Index + 1.440% 6.7664% 11/15/38 (b)(c)(d)	3,694	3,583
Class D, CME Term SOFR 1 Month Index + 1.690% 7.0156% 11/15/38 (b)(c)(d)	2,427	2,352
UBS Commercial Mortgage Trust sequential payer Series 2019-C17 Class ASB, 2.8655% 10/15/52	2,200	2,026
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	9,860	7,649
Series 2020-LAB Class B, 2.453% 10/10/42 (b)	510	396
Wells Fargo Commercial Mortgage Trust:
floater:
Series 2016-C32 Class A3FL, CME Term SOFR 1 Month Index + 1.530% 6.8641% 1/15/59 (c)(d)	23,457	23,413
Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6375% 5/15/31 (b)(c)(d)	5,818	5,643
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	8,381	8,069
Series 2015-C29 Class ASB, 3.4% 6/15/48	1,033	1,015
Series 2018-C46 Class ASB, 4.086% 8/15/51	1,907	1,843
Series 2019-C52 Class A5, 2.892% 8/15/52	2,411	2,072
Series 2021-C61 Class ASB, 2.525% 11/15/54	200	173
Series 2015-SG1 Class ASB, 3.556% 9/15/48	854	841
Series 2018-C48 Class A5, 4.302% 1/15/52	2,498	2,340
WF-RBS Commercial Mortgage Trust sequential payer Series 2014-C24 Class A4, 3.343% 11/15/47	7,819	7,648
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $730,306)		684,131

Municipal Securities - 0.0%
	Principal Amount (a) (000s)	Value ($) (000s)
Chicago Board of Ed. Series 2009 G, 1.75% 12/15/25 (Cost $3,883)	3,960	3,588

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a) (000s)	Value ($) (000s)
Panamanian Republic 3.298% 1/19/33 (Cost $18,095)	18,095	13,694

Bank Notes - 0.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Discover Bank 5.974% 8/9/28 (c)	1,865	1,732
KeyBank NA 6.95% 2/1/28	725	711
Regions Bank 6.45% 6/26/37	2,685	2,591
TOTAL BANK NOTES (Cost $5,120)		5,034

Fixed-Income Funds - 1.7%
	Shares	Value ($) (000s)
Fidelity Specialized High Income Central Fund (m) (Cost $152,855)	1,625,064	137,107

Preferred Securities - 0.2%
	Principal Amount (a) (000s)	Value ($) (000s)
FINANCIALS - 0.2%
Banks - 0.2%
Bank of Nova Scotia:
CME Term SOFR 3 Month Index + 2.900% 8.3354% (c)(d)(n)	8,146	7,227
4.9% (c)(n)	11,200	10,516
(Cost $19,752)		17,743

Money Market Funds - 9.7%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.40% (o) (Cost $803,288)	803,128,181	803,289

TOTAL INVESTMENT IN SECURITIES - 125.8% (Cost $11,110,340)	10,388,476
NET OTHER ASSETS (LIABILITIES) - (25.8)%	(2,131,260)
NET ASSETS - 100.0%	8,257,216

TBA Sale Commitments
	Principal Amount (a) (000s)	Value ($) (000s)
Ginnie Mae
2% 12/1/53	(10,500)	(8,479)
2% 12/1/53	(6,100)	(4,926)
2% 12/1/53	(12,050)	(9,731)
2% 12/1/53	(9,000)	(7,268)
2% 12/1/53	(3,300)	(2,665)
2.5% 12/1/53	(13,050)	(10,905)
2.5% 12/1/53	(17,200)	(14,372)
3% 12/1/53	(10,300)	(8,921)
3% 12/1/53	(6,600)	(5,716)
3.5% 12/1/53	(1,350)	(1,207)
3.5% 12/1/53	(1,325)	(1,185)
5.5% 12/1/53	(5,700)	(5,663)
5.5% 12/1/53	(8,250)	(8,196)
6.5% 12/1/53	(1,300)	(1,322)
6.5% 12/1/53	(2,950)	(3,000)
6.5% 12/1/53	(1,450)	(1,474)
6.5% 1/1/54	(2,225)	(2,261)

TOTAL GINNIE MAE		(97,291)

Uniform Mortgage Backed Securities
2% 12/1/53	(151,000)	(117,474)
2% 12/1/53	(54,500)	(42,400)
2% 12/1/53	(3,150)	(2,451)
2% 12/1/53	(4,750)	(3,695)
2% 12/1/53	(18,100)	(14,081)
2% 12/1/53	(53,200)	(41,388)
2% 12/1/53	(4,675)	(3,637)
2% 12/1/53	(13,800)	(10,736)
2% 12/1/53	(2,500)	(1,945)
2% 12/1/53	(44,550)	(34,659)
2% 12/1/53	(14,100)	(10,969)
2% 12/1/53	(6,750)	(5,251)
2% 12/1/53	(21,225)	(16,513)
2% 12/1/53	(18,275)	(14,217)
2% 12/1/53	(117,675)	(91,548)
2% 12/1/53	(7,900)	(6,146)
2.5% 12/1/53	(176,200)	(142,901)
2.5% 12/1/53	(33,500)	(27,169)
2.5% 12/1/53	(1,200)	(973)
3% 12/1/53	(129,900)	(109,664)
3% 12/1/53	(31,900)	(26,931)
3% 12/1/53	(52,200)	(44,068)
3% 12/1/53	(12,750)	(10,764)
3% 12/1/53	(19,500)	(16,462)
3% 12/1/53	(4,750)	(4,010)
3% 12/1/53	(48,450)	(40,902)
3% 12/1/53	(11,850)	(10,004)
3% 12/1/53	(600)	(507)
3% 12/1/53	(24,575)	(20,747)
3% 12/1/53	(1,550)	(1,309)
3% 12/1/53	(2,175)	(1,836)
3% 12/1/53	(88,425)	(74,650)
3% 12/1/53	(8,950)	(7,556)
3% 12/1/53	(2,750)	(2,322)
3% 12/1/53	(425)	(359)
3.5% 12/1/53	(6,900)	(6,056)
3.5% 12/1/53	(7,850)	(6,889)
3.5% 12/1/53	(1,200)	(1,053)
4% 12/1/53	(300)	(273)
4.5% 12/1/53	(1,900)	(1,781)
4.5% 12/1/53	(1,300)	(1,218)
5% 12/1/38	(1,500)	(1,462)
5% 12/1/38	(4,950)	(4,824)
5% 12/1/53	(2,400)	(2,312)
5.5% 12/1/53	(2,450)	(2,416)
5.5% 12/1/53	(1,200)	(1,183)
5.5% 12/1/53	(2,500)	(2,465)
5.5% 12/1/53	(900)	(887)
6.5% 12/1/53	(3,100)	(3,150)
6.5% 12/1/53	(4,825)	(4,903)
6.5% 12/1/53	(4,900)	(4,980)
6.5% 12/1/53	(1,600)	(1,626)
6.5% 12/1/53	(1,400)	(1,423)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(1,009,145)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,089,310)		(1,106,436)

Written Swaptions
	Expiration Date	Notional Amount (a)	Value ($)
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and receive annually a fixed rate of 3.7675%, expiring September 2033.	9/20/28	9,500	(410)

Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.7675 and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring September 2033.	9/20/28	9,500	(353)

TOTAL WRITTEN SWAPTIONS			(763)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	333	Mar 2024	68,085	174	174
CBOT 5-Year U.S. Treasury Note Contracts (United States)	3	Mar 2024	321	1	1
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	7	Mar 2024	861	10	10

TOTAL PURCHASED					185

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	401	Mar 2024	44,029	(231)	(231)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	169	Mar 2024	19,678	(97)	(97)

TOTAL SOLD					(328)

TOTAL FUTURES CONTRACTS					(143)
The notional amount of futures purchased as a percentage of Net Assets is 0.8%
The notional amount of futures sold as a percentage of Net Assets is 0.7%

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount (000s)(2)(3)	Value ($) (000s)(1)	Upfront Premium Received/ (Paid) ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Buy Protection
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	8,020	105	(130)	(25)
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	100	1	(1)	0
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	110	24	(28)	(4)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	230	51	(61)	(10)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	300	67	(88)	(21)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	80	18	(23)	(5)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	670	148	(166)	(18)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	330	73	(82)	(9)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	200	44	(54)	(10)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	800	177	(205)	(28)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	1,170	259	(317)	(58)

TOTAL BUY PROTECTION							967	(1,155)	(188)
Sell Protection
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	6,860	(89)	157	68
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	1,260	(17)	30	13
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly	2,270	(53)	59	6
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly	410	(10)	11	1

TOTAL SELL PROTECTION							(169)	257	88
TOTAL CREDIT DEFAULT SWAPS							798	(898)	(100)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)(2)	Value ($) (000s)	Upfront Premium Received/ (Paid) ($) (000s)(3)	Unrealized Appreciation/ (Depreciation) ($) (000s)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.25%	Annual	LCH	Dec 2025	49,850	(279)	0	(279)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Dec 2026	3,430	(38)	0	(38)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Dec 2028	5,290	(71)	0	(71)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Dec 2030	15,750	(350)	0	(350)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Dec 2043	8,380	(266)	0	(266)
3.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2053	560	14	0	14
TOTAL INTEREST RATE SWAPS							(990)	0	(990)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,562,863,000 or 18.9% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,767,000.
(f)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $2,458,000.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(i)	Level 3 security
(j)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(l)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n)	Security is perpetual in nature with no stated maturity date.
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	61,592	1,253,441	511,744	4,450	-	-	803,289	1.7%
Fidelity Securities Lending Cash Central Fund 5.39%	322,153	135,116	457,269	133	-	-	-	0.0%
Fidelity Specialized High Income Central Fund	134,201	1,982	-	1,982	-	924	137,107	34.3%
Total	517,946	1,390,539	969,013	6,565	-	924	940,396

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Bank Notes and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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